NATIONWIDE

VARIABLE

ACCOUNT-13

Annual Report

to

Contract Owners

December 31, 2008

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
AIM VIF - Capital Development Fund - Series I (AVCDI)
385 shares (cost $2,915 )	$3,052
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class A (ALVSVA)
56 shares (cost $1,040 )	553
American Century VP - Inflation Protection Fund - Class II (ACVIP2)
54,715 shares (cost $561,730 )	541,679
American Century VP - International Fund - Class III (ACVI3)
55,685 shares (cost $330,766 )	330,766
American Century VP - Mid Cap Value Fund - Class I (ACVMV1)
60,395 shares (cost $592,557 )	590,658
American Century VP - Value Fund - Class I (ACVV)
3,883 shares (cost $30,247 )	18,172
American Century VP - Vista(SM) Fund - Class I (ACVVS1)
298 shares (cost $6,191 )	3,214
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
273 shares (cost $4,821 )	2,824
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
3,958 shares (cost $148,495 )	90,959
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
25,193 shares (cost $945,455 )	727,580
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
1,726 shares (cost $44,592 )	22,678
Fidelity(R) VIP - Money Market Portfolio - Service Class 2 (FMMP2)
1,742,904 shares (cost $1,742,904 )	1,742,904
Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)
38,867 shares (cost $798,096 )	470,286
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
27,963 shares (cost $478,296 )	428,673
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
5,133 shares (cost $64,156 )	60,312
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
2,125 shares (cost $35,374 )	38,957
Franklin Templeton VIP - Developing Markets Securities Fund - Class 2 (FTVDM2)
778 shares (cost $8,968 )	4,701
Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)
49,382 shares (cost $526,555 )	297,277
Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)
1,592 shares (cost $26,113 )	17,129
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
29,210 shares (cost $476,932 )	312,544
Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)
785 shares (cost $13,065 )	13,418
Franklin Templeton VIP - Growth Securities Fund - Class 2 (FTVGS2)
1,130 shares (cost $13,695 )	9,264
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)
3,668 shares (cost $58,304 )	38,698

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Janus Aspen Series - Balanced Portfolio - Service Class (JABS)
447 shares (cost $10,041 )	$10,608
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
5,448 shares (cost $158,413 )	123,782
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
19,755 shares (cost $523,609 )	516,595
Legg Mason Partners VET - Small Cap Growth Portfolio - Class I (SBVSG)
3,708 shares (cost $30,329 )	32,072
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio - Class VC (LOVGI)
938 shares (cost $27,548 )	16,192
Lord Abbett Series Fund, Inc. - Mid Cap Value Portfolio - Class VC (LOVMCV)
1,841 shares (cost $18,190 )	19,349
MFS(R) VIT - Value Series - Service Class (MVFSC)
121,118 shares (cost $1,665,155 )	1,171,212
Neuberger Berman AMT - International Portfolio - Class S (AMINS)
62,412 shares (cost $811,971 )	454,986
Neuberger Berman AMT - Mid Cap Growth Portfolio - I Class (AMCG)
14,355 shares (cost $231,689 )	231,689
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
3,380 shares (cost $27,004 )	5,340
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
74,662 shares (cost $1,177,456 )	795,154
PIMCO VIT - High Yield Portfolio - Administrative Class (PMVHYA)
77,793 shares (cost $620,023 )	440,307
PIMCO VIT - Low Duration Portfolio - Administrative Class (PMVLDA)
160,978 shares (cost $1,596,657 )	1,558,263
PIMCO VIT - Total Return Portfolio - Administrative Class (PMVTRA)
275,408 shares (cost $2,807,743 )	2,839,451
Putnam VT - Small Cap Value Fund - Class IB (PVTSCB)
279 shares (cost $4,731 )	2,381
T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)
168,517 shares (cost $1,115,215 )	1,129,062
T. Rowe Price Equity Income Portfolio - II (TREI2)
444 shares (cost $10,766 )	6,354
Van Kampen LIT - Growth and Income Portfolio - Class I (ACGI)
34,988 shares (cost $705,513 )	480,738
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
62,245 shares (cost $894,402 )	511,030

Total Investments	16,110,863

Total Assets	16,110,863

Accounts Payable	2,674

$16,108,189

Contract Owners’ Equity:
Accumulation units	16,108,189

Total Contract Owners’ Equity (note 5)	$16,108,189

See accompanying notes to financial statements.

.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	AVCDI	ALVIVA	ALVSVA	ACVIP2	ACVMV1	ACVV	ACVVS1

Reinvested dividends	$535,527	-	428	6	92,930	10	835	-
Mortality and expense risk charges (note 2)	(85,054)	(2,124)	(122)	-	(7,506)	(32)	(121)	(32)

Net investment income (loss)	450,473	(2,124)	306	6	85,424	(22)	714	(32)

Proceeds from mutual fund shares sold	14,501,140	485,608	20,306	1	1,664,138	3,565	65,389	2,957
Cost of mutual fund shares sold	(17,508,260)	(792,097)	(34,794)	(1)	(1,704,202)	(5,961)	(80,629)	(6,139)

Realized gain (loss) on investments	(3,007,120)	(306,489)	(14,488)	-	(40,064)	(2,396)	(15,240)	(3,182)
Change in unrealized gain (loss) on investments	(4,876,887)	(69,262)	(15,568)	(390)	(70,585)	(765)	(2,183)	(3,685)

Net gain (loss) on investments	(7,884,007)	(375,751)	(30,056)	(390)	(110,649)	(3,161)	(17,423)	(6,867)

Reinvested capital gains	1,069,221	62,617	2,358	79	-	-	4,430	485

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,364,313)	(315,258)	(27,392)	(305)	(25,225)	(3,183)	(12,279)	(6,414)

Investment Activity:	DVSCS	DSIF	DCAP	FQB	FEIS	FMMP2	FOSR	FCS

Reinvested dividends	$62	2,591	17,858	3,956	803	12,621	16,423	5,459
Mortality and expense risk charges (note 2)	(22)	(428)	(3,523)	(264)	(179)	(1,925)	(3,344)	(486)

Net investment income (loss)	40	2,163	14,335	3,692	624	10,696	13,079	4,973

Proceeds from mutual fund shares sold	2,389	76,655	301,743	343,900	10,330	886,757	368,452	5,052
Cost of mutual fund shares sold	(5,202)	(67,147)	(332,592)	(359,102)	(18,224)	(886,757)	(395,235)	(10,902)

Realized gain (loss) on investments	(2,813)	9,508	(30,849)	(15,202)	(7,894)	-	(26,783)	(5,850)
Change in unrealized gain (loss) on investments	(1,315)	(67,022)	(350,905)	(870)	(18,364)	-	(552,160)	(33,802)

Net gain (loss) on investments	(4,128)	(57,514)	(381,754)	(16,072)	(26,258)	-	(578,943)	(39,652)

Reinvested capital gains	1,077	-	66,523	-	49	-	114,059	2,771

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,011)	(55,351)	(300,896)	(12,380)	(25,585)	10,696	(451,805)	(31,908)

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FIGBS	FMCS	FTVDM2	FTVDM3	TIF2	TIF3	FTVGI3	FTVGS2

Reinvested dividends	$2,965	304	273	12,460	559	11,488	761	333
Mortality and expense risk charges (note 2)	(258)	(467)	(37)	(1,706)	(82)	(1,754)	(75)	(70)

Net investment income (loss)	2,707	(163)	236	10,754	477	9,734	686	263

Proceeds from mutual fund shares sold	11,371	390,023	1,962	147,706	81	193,612	33,850	4,496
Cost of mutual fund shares sold	(12,621)	(469,632)	(2,780)	(192,593)	(77)	(195,059)	(32,597)	(6,066)

Realized gain (loss) on investments	(1,250)	(79,609)	(818)	(44,887)	4	(1,447)	1,253	(1,570)
Change in unrealized gain (loss) on investments	(4,444)	71	(8,403)	(362,902)	(14,472)	(278,596)	(491)	(9,851)

Net gain (loss) on investments	(5,694)	(79,538)	(9,221)	(407,789)	(14,468)	(280,043)	762	(11,421)

Reinvested capital gains	59	22,293	2,050	90,396	2,290	44,349	-	1,313

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,928)	(57,408)	(6,935)	(306,639)	(11,701)	(225,960)	1,448	(9,845)

Investment Activity:	FTVSV2	JABS	JACAS	JAIGS2	SBVSG	SBVSG2	LOVGI	LOVMCV

Reinvested dividends	$691	1,862	135	2,938	-	-	330	5,506
Mortality and expense risk charges (note 2)	(193)	(436)	(5,043)	(503)	(2)	(114)	(110)	(1,854)

Net investment income (loss)	498	1,426	(4,908)	2,435	(2)	(114)	220	3,652

Proceeds from mutual fund shares sold	5,969	498,538	1,112,232	5,176	2	30,368	79,463	418,398
Cost of mutual fund shares sold	(7,630)	(530,413)	(1,307,705)	(8,692)	(2)	(51,883)	(85,672)	(746,965)

Realized gain (loss) on investments	(1,661)	(31,875)	(195,473)	(3,516)	-	(21,515)	(6,209)	(328,567)
Change in unrealized gain (loss) on investments	(26,273)	59	(443,348)	(31,133)	1,743	(1)	(8,247)	79,259

Net gain (loss) on investments	(27,934)	(31,816)	(638,821)	(34,649)	1,743	(21,516)	(14,456)	(249,308)

Reinvested capital gains	4,784	8,271	-	15,756	-	1,599	77	18,400

Net increase (decrease) in contract owners’ equity resulting from operations	$(22,652)	(22,119)	(643,729)	(16,458)	1,741	(20,031)	(14,159)	(227,256)

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	MVFSC	AMINS	AMFAS	OVGR	OVGS3	OVHI3	OVHI	OVSC

Reinvested dividends	$17,313	159	-	1,970	-	-	2,181	5,692
Mortality and expense risk charges (note 2)	(6,144)	(3,602)	(1,658)	(5,453)	(1)	-	(112)	(4,266)

Net investment income (loss)	11,169	(3,443)	(1,658)	(3,483)	(1)	-	2,069	1,426

Proceeds from mutual fund shares sold	550,835	372,560	388,047	1,244,629	60,980	4,752	38,273	402,179
Cost of mutual fund shares sold	(616,405)	(586,940)	(568,980)	(1,678,155)	(59,313)	(4,973)	(46,541)	(460,074)

Realized gain (loss) on investments	(65,570)	(214,380)	(180,933)	(433,526)	1,667	(221)	(8,268)	(57,895)
Change in unrealized gain (loss) on investments	(604,116)	(313,070)	(19,337)	(308,041)	(2,219)	215	(18,361)	(464,527)

Net gain (loss) on investments	(669,686)	(527,450)	(200,270)	(741,567)	(552)	(6)	(26,629)	(522,422)

Reinvested capital gains	70,796	523	13,589	-	-	-	-	63,207

Net increase (decrease) in contract owners’ equity resulting from operations	$(587,721)	(530,370)	(188,339)	(745,050)	(553)	(6)	(24,560)	(457,789)

Investment Activity:	PMVHYA	PMVLDA	PMVTRA	PVTSCB	TRBCG2	TREI2	ACGI	MSVRE

Reinvested dividends	$56,377	52,009	147,208	94	281	317	27,039	30,300
Mortality and expense risk charges (note 2)	(2,910)	(5,147)	(13,194)	(21)	(1,382)	(56)	(5,015)	(3,281)

Net investment income (loss)	53,467	46,862	134,014	73	(1,101)	261	22,024	27,019

Proceeds from mutual fund shares sold	300,295	631,110	1,623,381	2,023	428,442	80,690	747,635	454,820
Cost of mutual fund shares sold	(370,518)	(642,385)	(1,641,488)	(5,901)	(621,194)	(89,044)	(978,271)	(788,707)

Realized gain (loss) on investments	(70,223)	(11,275)	(18,107)	(3,878)	(192,752)	(8,354)	(230,636)	(333,887)
Change in unrealized gain (loss) on investments	(162,353)	(60,857)	(32,038)	(1,346)	14,551	(1,424)	(307,960)	(302,099)

Net gain (loss) on investments	(232,576)	(72,132)	(50,145)	(5,224)	(178,201)	(9,778)	(538,596)	(635,986)

Reinvested capital gains	1,485	15,323	58,337	1,654	-	524	45,388	332,310

Net increase (decrease) in contract owners’ equity resulting from operations	$(177,624)	(9,947)	142,206	(3,497)	(179,302)	(8,993)	(471,184)	(276,657)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		AVCDI		ALVIVA		ALVSVA

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$450,473	497,690	(2,124)	(2,766)	306	386	6	(1)
Realized gain (loss) on investments	(3,007,120)	1,427,975	(306,489)	56,955	(14,488)	192	-	-
Change in unrealized gain (loss) on investments	(4,876,887)	(480,705)	(69,262)	(39,020)	(15,568)	74	(390)	(97)
Reinvested capital gains	1,069,221	653,534	62,617	55,428	2,358	1,833	79	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,364,313)	2,098,494	(315,258)	70,597	(27,392)	2,485	(305)	(98)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,833,167	3,924,476	34,766	103,245	-	-	-	957
Transfers between funds	-	-	(245,146)	(27,828)	(19,893)	-	-	-
Redemptions (note 3)	(6,940,239)	(5,153,495)	(163,771)	(142,108)	(291)	(352)	-	-
Adjustments to maintain reserves	(1,999)	965	1	(28)	(29)	43	(1)	(4)

Net equity transactions	(3,109,071)	(1,228,054)	(374,150)	(66,719)	(20,213)	(309)	(1)	953

Net change in contract owners’ equity	(9,473,384)	870,440	(689,408)	3,878	(47,605)	2,176	(306)	855
Contract owners’ equity beginning of period	25,581,573	24,711,133	692,473	688,595	47,605	45,429	855	-

Contract owners’ equity end of period	$16,108,189	25,581,573	3,065	692,473	-	47,605	549	855

CHANGES IN UNITS:
Beginning units	1,590,476	1,668,246	31,320	34,382	1,542	1,552	39	-
Units purchased	1,072,568	482,585	7,022	10,091	-	-	-	39
Units redeemed	(1,226,971)	(560,355)	(38,080)	(13,153)	(1,542)	(10)	-	-

Ending units	1,436,073	1,590,476	262	31,320	-	1,542	39	39

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVIP2		ACVI3		ACVMV1		ACVV

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$85,424	89,279	-	-	(22)	60	714	873
Realized gain (loss) on investments	(40,064)	(22,315)	-	-	(2,396)	(1)	(15,240)	(62)
Change in unrealized gain (loss) on investments	(70,585)	119,876	-	-	(765)	(1,133)	(2,183)	(14,057)
Reinvested capital gains	-	-	-	-	-	-	4,430	6,137

Net increase (decrease) in contract owners’ equity resulting from operations	(25,225)	186,840	-	-	(3,183)	(1,074)	(12,279)	(7,109)

Equity transactions:
Purchase payments received from contract owners (note 3)	111,178	276,133	-	-	-	11,855	278	28,746
Transfers between funds	(1,036,967)	30,650	330,791	-	583,097	-	(65,290)	-
Redemptions (note 3)	(635,583)	(562,112)	(25)	-	(37)	-	(255)	(1,034)
Adjustments to maintain reserves	198	(191)	(1)	-	(17)	2	(3)	(4)

Net equity transactions	(1,561,174)	(255,520)	330,765	-	583,043	11,857	(65,270)	27,708

Net change in contract owners’ equity	(1,586,399)	(68,680)	330,765	-	579,860	10,783	(77,549)	20,599
Contract owners’ equity beginning of period	2,128,029	2,196,709	-	-	10,783	-	95,714	75,115

Contract owners’ equity end of period	$541,630	2,128,029	330,765	-	590,643	10,783	18,165	95,714

CHANGES IN UNITS:
Beginning units	172,023	193,573	-	-	818	-	5,420	4,021
Units purchased	12,719	33,903	58,018	-	59,147	818	-	1,453
Units redeemed	(140,041)	(55,453)	(4)	-	(413)	-	(4,011)	(54)

Ending units	44,701	172,023	58,014	-	59,552	818	1,409	5,420

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVVS1		DVSCS		DSIF		DCAP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(32)	(11)	40	(8)	2,163	2,278	14,335	20,044
Realized gain (loss) on investments	(3,182)	-	(2,813)	-	9,508	719	(30,849)	218,013
Change in unrealized gain (loss) on investments	(3,685)	708	(1,315)	(682)	(67,022)	898	(350,905)	(116,100)
Reinvested capital gains	485	-	1,077	-	-	-	66,523	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,414)	697	(3,011)	(690)	(55,351)	3,895	(300,896)	121,957

Equity transactions:
Purchase payments received from contract owners (note 3)	-	11,855	-	8,891	-	134,684	50,129	227,609
Transfers between funds	(2,925)	-	(2,366)	-	(76,228)	-	203,529	(683,654)
Redemptions (note 3)	-	-	-	-	-	(2,639)	(282,277)	(349,747)
Adjustments to maintain reserves	1	(7)	-	9	(1)	(4)	36	(40)

Net equity transactions	(2,924)	11,848	(2,366)	8,900	(76,229)	132,041	(28,583)	(805,832)

Net change in contract owners’ equity	(9,338)	12,545	(5,377)	8,210	(131,580)	135,936	(329,479)	(683,875)
Contract owners’ equity beginning of period	12,545	-	8,210	-	222,529	86,593	1,057,056	1,740,931

Contract owners’ equity end of period	$3,207	12,545	2,833	8,210	90,949	222,529	727,577	1,057,056

CHANGES IN UNITS:
Beginning units	725	-	401	-	12,552	5,123	65,645	115,323
Units purchased	-	725	-	401	-	7,577	23,993	18,060
Units redeemed	(363)	-	(200)	-	(4,362)	(148)	(25,202)	(67,738)

Ending units	362	725	201	401	8,190	12,552	64,436	65,645

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FQB		FEIS		FGS		FMMP2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$3,692	1,340	624	866	-	33	10,696	19,099
Realized gain (loss) on investments	(15,202)	8	(7,894)	144	-	71	-	-
Change in unrealized gain (loss) on investments	(870)	360	(18,364)	(7,055)	-	4	-	-
Reinvested capital gains	-	-	49	4,866	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,380)	1,708	(25,585)	(1,179)	-	108	10,696	19,099

Equity transactions:
Purchase payments received from contract owners (note 3)	275,000	5,315	460	26,794	-	715	22,700	28,445
Transfers between funds	(299,123)	(316)	(10,231)	-	-	(7,847)	2,063,949	128
Redemptions (note 3)	(621)	(248)	(382)	(900)	-	(504)	(752,805)	(114,306)
Adjustments to maintain reserves	(10)	15	(38)	20	-	(11)	(14)	(212)

Net equity transactions	(24,754)	4,766	(10,191)	25,914	-	(7,647)	1,333,830	(85,945)

Net change in contract owners’ equity	(37,134)	6,474	(35,776)	24,735	-	(7,539)	1,344,526	(66,846)
Contract owners’ equity beginning of period	37,134	30,660	58,436	33,701	-	7,539	398,386	465,232

Contract owners’ equity end of period	$-	37,134	22,660	58,436	-	-	1,742,912	398,386

CHANGES IN UNITS:
Beginning units	3,069	2,661	3,112	1,813	-	505	35,370	43,162
Units purchased	28,807	454	-	1,345	-	-	201,118	5,408
Units redeemed	(31,876)	(46)	(1,000)	(46)	-	(505)	(85,687)	(13,200)

Ending units	-	3,069	2,112	3,112	-	-	150,801	35,370

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FOS		FOSR		FCS		FIGBS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$-	126	13,079	33,467	4,973	560	2,707	1,711
Realized gain (loss) on investments	-	174	(26,783)	150,731	(5,850)	37	(1,250)	(29)
Change in unrealized gain (loss) on investments	-	(545)	(552,160)	(77,010)	(33,802)	(13,355)	(4,444)	748
Reinvested capital gains	-	615	114,059	85,808	2,771	25,394	59	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	370	(451,805)	192,996	(31,908)	12,636	(2,928)	2,430

Equity transactions:
Purchase payments received from contract owners (note 3)	-	670	70,840	223,965	346,551	30,867	44	26,215
Transfers between funds	-	(9,886)	(92,239)	(279,868)	7,606	-	(10,818)	-
Redemptions (note 3)	-	(615)	(227,220)	(239,868)	(712)	(551)	(339)	(635)
Adjustments to maintain reserves	-	(7)	(21)	13	(22)	15	(16)	7

Net equity transactions	-	(9,838)	(248,640)	(295,758)	353,423	30,331	(11,129)	25,587

Net change in contract owners’ equity	-	(9,468)	(700,445)	(102,762)	321,515	42,967	(14,057)	28,017
Contract owners’ equity beginning of period	-	9,468	1,170,732	1,273,494	107,157	64,190	74,367	46,350

Contract owners’ equity end of period	$-	-	470,287	1,170,732	428,672	107,157	60,310	74,367

CHANGES IN UNITS:
Beginning units	-	417	68,460	86,943	4,789	3,357	6,108	3,954
Units purchased	-	-	13,091	14,272	29,076	1,458	-	2,207
Units redeemed	-	(417)	(32,344)	(32,755)	(381)	(26)	(969)	(53)

Ending units	-	-	49,207	68,460	33,484	4,789	5,139	6,108

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FMCS		FTVDM2		FTVDM3		TIF2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(163)	398	236	222	10,754	13,013	477	428
Realized gain (loss) on investments	(79,609)	(92)	(818)	1,225	(44,887)	113,207	4	2,454
Change in unrealized gain (loss) on investments	71	5,599	(8,403)	658	(362,902)	(19,430)	(14,472)	(121)
Reinvested capital gains	22,293	6,003	2,050	927	90,396	50,905	2,290	1,207

Net increase (decrease) in contract owners’ equity resulting from operations	(57,408)	11,908	(6,935)	3,032	(306,639)	157,695	(11,701)	3,968

Equity transactions:
Purchase payments received from contract owners (note 3)	325,000	73,778	64	388	24,604	112,266	-	556
Transfers between funds	(375,336)	-	(1,838)	(3,379)	149,164	(195,320)	-	(9,153)
Redemptions (note 3)	(629)	(1,602)	(151)	(495)	(131,399)	(109,808)	-	(587)
Adjustments to maintain reserves	17	(19)	(1)	(25)	24	(40)	(1)	(5)

Net equity transactions	(50,948)	72,157	(1,926)	(3,511)	42,393	(192,902)	(1)	(9,189)

Net change in contract owners’ equity	(108,356)	84,065	(8,861)	(479)	(264,246)	(35,207)	(11,702)	(5,221)
Contract owners’ equity beginning of period	147,317	63,252	13,548	14,027	561,512	596,719	28,831	34,052

Contract owners’ equity end of period	$38,961	147,317	4,687	13,548	297,266	561,512	17,129	28,831

CHANGES IN UNITS:
Beginning units	9,427	4,658	336	446	26,870	36,600	1,201	1,632
Units purchased	38,993	4,876	-	-	15,888	6,577	-	-
Units redeemed	(44,284)	(107)	(90)	(110)	(12,571)	(16,307)	-	(431)

Ending units	4,136	9,427	246	336	30,187	26,870	1,201	1,201

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TIF3		FTVGI3		FTVGS2		FTVSV2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$9,734	10,260	686	(40)	263	219	498	101
Realized gain (loss) on investments	(1,447)	69,183	1,253	1	(1,570)	197	(1,661)	232
Change in unrealized gain (loss) on investments	(278,596)	(19,562)	(491)	845	(9,851)	(956)	(26,273)	(4,676)
Reinvested capital gains	44,349	27,488	-	-	1,313	1,005	4,784	2,652

Net increase (decrease) in contract owners’ equity resulting from operations	(225,960)	87,369	1,448	806	(9,845)	465	(22,652)	(1,691)

Equity transactions:
Purchase payments received from contract owners (note 3)	28,635	76,868	(26,057)	44,939	263	-	21,859	8,891
Transfers between funds	20,999	(163,326)	(7,718)	-	(4,420)	-	(5,856)	-
Redemptions (note 3)	(125,627)	(84,605)	-	-	(269)	(602)	(230)	(533)
Adjustments to maintain reserves	(5)	(19)	2	2	(27)	36	8	15

Net equity transactions	(75,998)	(171,082)	(33,773)	44,941	(4,453)	(566)	15,781	8,373

Net change in contract owners’ equity	(301,958)	(83,713)	(32,325)	45,747	(14,298)	(101)	(6,871)	6,682
Contract owners’ equity beginning of period	614,506	698,219	45,747	-	23,558	23,659	45,576	38,894

Contract owners’ equity end of period	$312,548	614,506	13,422	45,747	9,260	23,558	38,705	45,576

CHANGES IN UNITS:
Beginning units	39,230	51,256	3,741	-	1,147	1,174	2,178	1,808
Units purchased	15,835	6,362	-	3,741	-	-	1,029	393
Units redeemed	(21,441)	(18,388)	(2,707)	-	(365)	(27)	(439)	(23)

Ending units	33,624	39,230	1,034	3,741	782	1,147	2,768	2,178

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JABS		JACAS		JAIGS2		SBVSG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,426	101	(4,908)	(4,260)	2,435	95	(2)	-
Realized gain (loss) on investments	(31,875)	1	(195,473)	362,052	(3,516)	199	-	-
Change in unrealized gain (loss) on investments	59	507	(443,348)	273,610	(31,133)	17,307	1,743	-
Reinvested capital gains	8,271	-	-	-	15,756	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(22,119)	609	(643,729)	631,402	(16,458)	17,601	1,741	-

Equity transactions:
Purchase payments received from contract owners (note 3)	400,000	12,096	72,962	245,130	400,000	29,783	30,331	-
Transfers between funds	(379,119)	-	(416,225)	(727,750)	32,606	-	-	-
Redemptions (note 3)	(859)	-	(385,629)	(381,599)	(856)	(496)	-	-
Adjustments to maintain reserves	(2)	(3)	(1)	(21)	14	(33)	1	-

Net equity transactions	20,020	12,093	(728,893)	(864,240)	431,764	29,254	30,332	-

Net change in contract owners’ equity	(2,099)	12,702	(1,372,622)	(232,838)	415,306	46,855	32,073	-
Contract owners’ equity beginning of period	12,702	-	1,496,414	1,729,252	101,284	54,429	-	-

Contract owners’ equity end of period	$10,603	12,702	123,792	1,496,414	516,590	101,284	32,073	-

CHANGES IN UNITS:
Beginning units	813	-	66,715	104,890	3,985	2,733	-	-
Units purchased	39,904	813	22,495	22,659	39,109	1,275	5,315	-
Units redeemed	(39,904)	-	(79,262)	(60,834)	(415)	(23)	-	-

Ending units	813	813	9,948	66,715	42,679	3,985	5,315	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SBVSG2		LOVGI		LOVMCV		MVFSC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(114)	-	220	972	3,652	417	11,169	3,449
Realized gain (loss) on investments	(21,515)	-	(6,209)	188	(328,567)	10,851	(65,570)	37,168
Change in unrealized gain (loss) on investments	(1)	-	(8,247)	(5,944)	79,259	(108,026)	(604,116)	(3,856)
Reinvested capital gains	1,599	-	77	7,522	18,400	97,211	70,796	13,597

Net increase (decrease) in contract owners’ equity resulting from operations	(20,031)	-	(14,159)	2,738	(227,256)	453	(587,721)	50,358

Equity transactions:
Purchase payments received from contract owners (note 3)	20,032	-	533	10,000	59,575	106,980	90,966	123,775
Transfers between funds	-	-	(79,476)	-	(248,540)	(126,782)	247,468	1,108,934
Redemptions (note 3)	-	-	(412)	(1,438)	(138,274)	(119,743)	(476,377)	(163,895)
Adjustments to maintain reserves	(1)	-	9	(18)	20	(2)	7	(52)

Net equity transactions	20,031	-	(79,346)	8,544	(327,219)	(139,547)	(137,936)	1,068,762

Net change in contract owners’ equity	-	-	(93,505)	11,282	(554,475)	(139,094)	(725,657)	1,119,120
Contract owners’ equity beginning of period	-	-	109,688	98,406	573,831	712,925	1,896,865	777,745

Contract owners’ equity end of period	$-	-	16,183	109,688	19,356	573,831	1,171,208	1,896,865

CHANGES IN UNITS:
Beginning units	-	-	5,944	5,496	29,559	36,785	96,364	42,331
Units purchased	-	-	-	527	6,237	7,750	30,632	62,902
Units redeemed	-	-	(4,561)	(79)	(34,150)	(14,976)	(38,109)	(8,869)

Ending units	-	-	1,383	5,944	1,646	29,559	88,887	96,364

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMINS		AMCG		AMFAS		OVGR

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(3,443)	14,094	-	-	(1,658)	(2,202)	(3,483)	(3,464)
Realized gain (loss) on investments	(214,380)	94,488	-	-	(180,933)	17,184	(433,526)	188,074
Change in unrealized gain (loss) on investments	(313,070)	(138,204)	-	-	(19,337)	(14,759)	(308,041)	78,529
Reinvested capital gains	523	66,422	-	-	13,589	3,960	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(530,370)	36,800	-	-	(188,339)	4,183	(745,050)	263,139

Equity transactions:
Purchase payments received from contract owners (note 3)	58,638	166,399	-	-	21,227	67,127	81,219	273,966
Transfers between funds	42,889	109,918	231,689	-	(235,220)	5,011	(621,316)	(393,778)
Redemptions (note 3)	(276,769)	(218,660)	-	-	(128,442)	(104,529)	(417,748)	(413,846)
Adjustments to maintain reserves	(565)	1,130	5	-	(15)	22	(25)	(1)

Net equity transactions	(175,807)	58,787	231,694	-	(342,450)	(32,369)	(957,870)	(533,659)

Net change in contract owners’ equity	(706,177)	95,587	231,694	-	(530,789)	(28,186)	(1,702,920)	(270,520)
Contract owners’ equity beginning of period	1,161,152	1,065,565	-	-	530,789	558,975	1,702,920	1,973,440

Contract owners’ equity end of period	$454,975	1,161,152	231,694	-	-	530,789	-	1,702,920

CHANGES IN UNITS:
Beginning units	78,383	73,940	-	-	34,459	36,324	97,629	128,591
Units purchased	22,132	24,825	17,972	-	3,867	7,465	21,589	20,591
Units redeemed	(42,919)	(20,382)	-	-	(38,326)	(9,330)	(119,218)	(51,553)

Ending units	57,596	78,383	17,972	-	-	34,459	-	97,629

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVGS3		OVHI3		OVHI		OVSC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(1)	465	-	(10)	2,069	4,638	1,426	(889)
Realized gain (loss) on investments	1,667	69	(221)	-	(8,268)	19	(57,895)	68,432
Change in unrealized gain (loss) on investments	(2,219)	(214)	215	(215)	(18,361)	(4,959)	(464,527)	(126,598)
Reinvested capital gains	-	2,432	-	-	-	-	63,207	46,005

Net increase (decrease) in contract owners’ equity resulting from operations	(553)	2,752	(6)	(225)	(24,560)	(302)	(457,789)	(13,050)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	10,000	-	5,000	288	-	66,610	190,173
Transfers between funds	(60,976)	-	(4,751)	-	(38,010)	-	151,648	69,237
Redemptions (note 3)	-	(418)	-	(17)	(436)	(1,195)	(318,715)	(207,249)
Adjustments to maintain reserves	2	4	5	(6)	(20)	7	(22)	(32)

Net equity transactions	(60,974)	9,586	(4,746)	4,977	(38,178)	(1,188)	(100,479)	52,129

Net change in contract owners’ equity	(61,527)	12,338	(4,752)	4,752	(62,738)	(1,490)	(558,268)	39,079
Contract owners’ equity beginning of period	61,527	49,189	4,752	-	68,076	69,566	1,353,407	1,314,328

Contract owners’ equity end of period	$-	61,527	-	4,752	5,338	68,076	795,139	1,353,407

CHANGES IN UNITS:
Beginning units	4,115	3,486	493	-	4,437	4,512	64,300	61,432
Units purchased	-	657	-	495	-	-	22,674	17,618
Units redeemed	(4,115)	(28)	(493)	(2)	(2,803)	(75)	(25,932)	(14,750)

Ending units	-	4,115	-	493	1,634	4,437	61,042	64,300

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVGI		PMVHYA		PMVLDA		PMVTRA

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$-	-	53,467	64,936	46,862	63,377	134,014	139,430
Realized gain (loss) on investments	-	86	(70,223)	(6,832)	(11,275)	(6,750)	(18,107)	(31,985)
Change in unrealized gain (loss) on investments	-	(94)	(162,353)	(28,468)	(60,857)	40,310	(32,038)	152,307
Reinvested capital gains	-	-	1,485	-	15,323	-	58,337	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(8)	(177,624)	29,636	(9,947)	96,937	142,206	259,752

Equity transactions:
Purchase payments received from contract owners (note 3)	-	30	36,252	183,541	75,873	216,472	683,710	472,409
Transfers between funds	-	(4,601)	(43,513)	(88,396)	517,311	48,186	(503,956)	458,307
Redemptions (note 3)	-	-	(241,579)	(277,408)	(487,229)	(423,950)	(1,007,016)	(749,446)
Adjustments to maintain reserves	-	(4)	(29)	199	(210)	198	(1,235)	65

Net equity transactions	-	(4,575)	(248,869)	(182,064)	105,745	(159,094)	(828,497)	181,335

Net change in contract owners’ equity	-	(4,583)	(426,493)	(152,428)	95,798	(62,157)	(686,291)	441,087
Contract owners’ equity beginning of period	-	4,583	866,578	1,019,006	1,462,001	1,524,158	3,523,911	3,082,824

Contract owners’ equity end of period	$-	-	440,085	866,578	1,557,799	1,462,001	2,837,620	3,523,911

CHANGES IN UNITS:
Beginning units	-	275	51,858	62,855	125,556	139,944	274,511	260,016
Units purchased	-	-	5,367	14,833	66,265	27,408	68,477	80,860
Units redeemed	-	(275)	(22,625)	(25,830)	(56,783)	(41,796)	(131,149)	(66,365)

Ending units	-	-	34,600	51,858	135,038	125,556	211,839	274,511

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	PVTSCB		TRBCG2		TREI2		ACGI		MSVRE

	2008	2007	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$73	(8)	(1,101)	(23)	261	984	22,024	16,074	$27,019	7,577
Realized gain (loss) on investments	(3,878)	-	(192,752)	1	(8,354)	71	(230,636)	51,278	(333,887)	52,337
Change in unrealized gain (loss) on investments	(1,346)	(1,004)	14,551	(704)	(1,424)	(6,133)	(307,960)	(82,967)	(302,099)	(337,101)
Reinvested capital gains	1,654	-	-	-	524	5,491	45,388	50,287	332,310	90,339

Net increase (decrease) in contract owners’ equity resulting from operations	(3,497)	(1,012)	(179,302)	(726)	(8,993)	413	(471,184)	34,672	(276,657)	(186,848)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	8,891	296,315	7,263	-	30,746	102,695	161,437	49,627	138,611
Transfers between funds	(2,002)	-	711,503	384,917	(80,633)	-	(287,720)	261,146	(36,398)	245,450
Redemptions (note 3)	-	-	(90,908)	-	-	(533)	(400,045)	(282,542)	(246,322)	(192,680)
Adjustments to maintain reserves	5	(6)	(12)	(3)	1	(2)	4	(30)	(15)	(8)

Net equity transactions	(1,997)	8,885	916,898	392,177	(80,632)	30,211	(585,066)	140,011	(233,108)	191,373

Net change in contract owners’ equity	(5,494)	7,873	737,596	391,451	(89,625)	30,624	(1,056,250)	174,683	(509,765)	4,525
Contract owners’ equity beginning of period	7,873	-	391,451	-	95,982	65,358	1,536,978	1,362,295	1,020,786	1,016,261

Contract owners’ equity end of period	$2,379	7,873	1,129,047	391,451	6,357	95,982	480,728	1,536,978	$511,021	1,020,786

CHANGES IN UNITS:
Beginning units	404	-	28,423	-	7,451	5,209	79,517	72,151	40,037	32,916
Units purchased	-	404	169,153	28,423	-	2,283	13,836	26,397	12,808	14,240
Units redeemed	(202)	-	(53,947)	-	(6,674)	(41)	(56,589)	(19,031)	(20,423)	(7,119)

Ending units	202	404	143,629	28,423	777	7,451	36,764	79,517	32,422	40,037

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-13 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on December 31, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

(b) The Contracts

Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF - Basic Value Fund - Series I (AVBVI)*

AIM VIF - Capital Appreciation Fund - Series I (AVCA)*

AIM VIF - Capital Development Fund - Series I (AVCDI)

AIM VIF - Dynamics Fund - Series I (IVD)*

AIM VIF - Small Cap Equity Fund - Series I (AVSCE)*

AIM VIF - Small Cap Growth Fund - Series I (IVSC)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS - Growth and Income Portfolio - Class A (ALVGIA)*

AllianceBernstein VPS - International Value Portfolio - Class A (ALVIVA)*

AllianceBernstein VPS - Real Estate Investment Portfolio - Class A (ALVREA)*

AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class A (ALVSVA)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP - Income & Growth Fund - Class I (ACVIG)*

American Century VP - Inflation Protection Fund - Class II (ACVIP2)

American Century VP - International Fund - Class I (ACVI)*

American Century VP - International Fund - Class III (ACVI3)

American Century VP - Mid Cap Value Fund - Class I (ACVMV1)

American Century VP - Ultra(R) Fund - Class I (ACVU1)*

American Century VP - Value Fund - Class I (ACVV)

American Century VP - Vista(SM) Fund - Class I (ACVVS1)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP - Emerging Markets Portfolio - Initial Class (DVEMI)*

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)

Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)

Dreyfus VIF - Developing Leaders Portfolio - Initial Class (DSC)*

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS - Quality Bond Fund II - Primary Class (FQB)*

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)

Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)*

Fidelity(R) VIP - Money Market Portfolio - Service Class 2 (FMMP2)

Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)*

Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)

Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)

Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP - Developing Markets Securities Fund - Class 2 (FTVDM2)

Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)

Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)

Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)

Franklin Templeton VIP - Growth Securities Fund - Class 2 (FTVGS2)

Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)

Franklin Templeton VIP - US Government Fund - Class 2 (FTVUG2)*

Portfolios of the Janus Aspen Series;

Janus Aspen Series - Balanced Portfolio - Service Class (JABS)

Janus Aspen Series - Forty Portfolio - Service Class (JACAS)

Janus Aspen Series - Fundamental Equity Portfolio - Service Class (JACES)*

Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)*

Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)

Portfolios of the Legg Mason Partners Variable Equity Trust (Legg Mason Partners VET);

Legg Mason Partners VET - Small Cap Growth Portfolio - Class I (SBVSG)

Legg Mason Partners VET - Small Cap Growth Portfolio - Class II (SBVSG2)*

Portfolios of the Legg Mason Partners Variable Portfolios I, Inc. (Legg Mason Partners VP I,Inc);

Legg Mason Partners VP I, Inc. - Large Cap Growth Portfolio - Class II (SBVLG2)*

Portfolios of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)*

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio - Class VC (LOVGI)

Lord Abbett Series Fund, Inc. - Mid Cap Value Portfolio - Class VC (LOVMCV)

Portfolios of the MFS(R) Variable Insurance Trust (MFS(R) VIT);

MFS(R) VIT - Investors Growth Stock Series - Service Class (MIGSC)*

MFS(R) VIT - Value Series - Service Class (MVFSC)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT - International Portfolio - Class S (AMINS)

Neuberger Berman AMT - Mid Cap Growth Portfolio - I Class (AMCG)

Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)*

Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS) (formerly Fasciano

Portfolio - Class S)*

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)*

Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)*

Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)*

Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)*

Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)

Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)

Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)*

Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);

PIMCO VIT - High Yield Portfolio - Administrative Class (PMVHYA)

PIMCO VIT - Low Duration Portfolio - Administrative Class (PMVLDA)

PIMCO VIT - Total Return Portfolio - Administrative Class (PMVTRA)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT - Growth and Income Fund - Class IB (PVGIB)*

Putnam VT - International Equity Fund - Class IB (PVTIGB)*

Putnam VT - Small Cap Value Fund - Class IB (PVTSCB)

Putnam VT - Voyager Fund - Class IB (PVTVB)*

Portfolios of T. Rowe Price;

T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)

T. Rowe Price Equity Income Portfolio - II (TREI2)

Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);

Van Kampen LIT - Comstock Portfolio - Class I (ACC1)*

Van Kampen LIT - Growth and Income Portfolio - Class I (ACGI)

Portfolios of the Van Kampen - The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)*

Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)

Portfolios of the Wells Fargo Advantage Variable Trust Funds(SM) (Wells Fargo AVT);

Wells Fargo AVT - Small Cap Growth Fund (WFVSCG)*

*	At December 31, 2008, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted upon surrender of the contract.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account - 13 Options	BOA Advisor
Variable Account Charges—Recurring	0.35%
Death Benefit Options:
One-Year Enhanced	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 81th birthday less surrenders.

Maximum Variable Account Charges*	0.55%

* When maximum options are elected.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2008.

	Total	AVCDI	ALVIVA	ALVSVA	ACVIP2	ACVMV1	ACVV	ACVVS1

0.35%	$57,935	1,468	122	-	4,706	32	103	32
0.55%	27,119	656	-	-	2,800	-	18	-

Totals	$85,054	2,124	122	-	7,506	32	121	32

	DVSCS	DSIF	DCAP	FQB	FEIS	FMMP2	FOSR	FCS

0.35%	$22	428	2,313	264	122	1,386	2,313	458
0.55%	-	-	1,210	-	57	539	1,031	28

Totals	$22	428	3,523	264	179	1,925	3,344	486

	FIGBS	FMCS	FTVDM2	FTVDM3	TIF2	TIF3	FTVGI3	FTVGS2

0.35%	$236	467	26	1,168	82	1,251	69	45
0.55%	22	-	11	538	-	503	6	25

Totals	$258	467	37	1,706	82	1,754	75	70

	FTVSV2	JABS	JACAS	JAIGS2	SBVSG	SBVSG2	LOVGI	LOVMCV

0.35%	$174	372	3,330	503	2	114	77	1,305
0.55%	19	64	1,713	-	-	-	33	549

Totals	$193	436	5,043	503	2	114	110	1,854

	MVFSC	AMINS	AMFAS	OVGR	OVGS3	OVHI3	OVHI	OVSC

0.35%	$4,093	2,426	1,121	3,582	1	-	68	2,927
0.55%	2,051	1,176	537	1,871	-	-	44	1,339

Totals	$6,144	3,602	1,658	5,453	1	-	112	4,266

	PMVHYA	PMVLDA	PMVTRA	PVTSCB	TRBCG2	TREI2	ACGI	MSVRE

0.35%	$1,879	3,362	8,721	21	1,097	56	3,384	2,207
0.55%	1,031	1,785	4,473	-	285	-	1,631	1,074

Totals	$2,910	5,147	13,194	21	1,382	56	5,015	3,281

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner.

For the years ended December 31, 2008 and 2007, total transfers to the Account from the fixed account were $27,308 and $0, respectively, and total transfers from the Account to the fixed account were $27,338 and $0, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(4) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$16,110,863	0	$16,110,863

Accounts Payable of $2,674 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2008. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM VIF - Capital Development Fund - Series I (AVCDI)
2008	0.35% to	0.55%	262	$11.70 to	11.56	$3,065	0.00%	-47.21% to	-47.32%
2007	0.35% to	0.55%	31,320	22.16 to	21.93	692,473	0.00%	10.45% to	10.23%
2006	0.35% to	0.55%	34,382	20.06 to	19.90	688,595	0.00%	16.11% to	15.88%
2005	0.35% to	0.55%	32,359	17.28 to	17.17	558,168	0.00%	9.22% to	9.00%
2004	0.35% to	0.55%	21,253	15.82 to	15.75	335,967	0.00%	15.10% to	14.86%
AllianceBernstein VPS - International Value Portfolio - Class A (ALVIVA)
2007	0.35%		1,542	30.87		47,605	1.19%	5.47%
2006	0.35%		1,552	29.27		45,429	1.40%	34.96%
2005	0.35%		1,672	21.69		36,264	0.80%	16.38%
2004	0.35%		1,672	18.64		31,160	0.02%	24.76%
AllianceBernstein VPS - Real Estate Investment Portfolio - Class A (ALVREA)
2005	0.35%		912	21.68		19,769	2.87%	11.28%
2004	0.35%		797	19.48		15,525	0.00%	35.15%
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class A (ALVSVA)
2008	0.35%		39	14.07		549	0.73%	-35.80%
2007	0.35%		39	21.91		855	0.00%	1.35%
2005	0.35%		1,986	18.96		37,662	0.84%	6.54%
2004	0.35%		1,724	17.80		30,686	0.00%	18.89%
American Century VP - Inflation Protection Fund - Class II (ACVIP2)
2008	0.35% to	0.55%	44,701	12.16 to	12.02	541,630	5.23%	-1.93% to	-2.13%
2007	0.35% to	0.55%	172,023	12.40 to	12.28	2,128,029	4.53%	9.11% to	8.89%
2006	0.35% to	0.55%	193,573	11.37 to	11.28	2,196,709	3.34%	1.23% to	1.03%
2005	0.35% to	0.55%	205,890	11.23 to	11.16	2,307,446	4.54%	1.21% to	1.01%
2004	0.35% to	0.55%	90,590	11.10 to	11.05	1,004,099	5.40%	5.44% to	5.23%
American Century VP - International Fund - Class III (ACVI3)
2008	0.35% to	0.55%	58,014	5.70 to	5.70	330,765	0.00%	-42.96% to	-43.04	% (a) (b)
American Century VP - Mid Cap Value Fund - Class I (ACVMV1)
2008	0.35% to	0.55%	59,552	9.94 to	9.87	590,643	0.02%	-24.61% to	-24.76%
2007	0.35%		818	13.18		10,783	1.30%	-2.65%
American Century VP - Ultra(R) Fund - Class I (ACVU1)
2005	0.35%		2,643	13.66		36,101	0.00%	1.81%
2004	0.35%		2,286	13.42		30,670	0.00%	10.29%
American Century VP - Value Fund - Class I (ACVV)
2008	0.35%		1,409	12.89		18,165	2.21%	-27.03%
2007	0.35% to	0.55%	5,420	17.67 to	17.49	95,714	1.39%	-5.47% to	-5.66%
2006	0.35% to	0.55%	4,021	18.69 to	18.54	75,115	1.44%	18.24% to	18.00%
2005	0.35% to	0.55%	2,917	15.81 to	15.71	46,084	1.19%	4.67% to	4.46%
2004	0.35% to	0.55%	1,494	15.10 to	15.04	22,544	0.00%	13.93% to	13.70%
American Century VP - Vista(SM) Fund - Class I (ACVVS1)
2008	0.35%		362	8.86		3,207	0.00%	-48.80%
2007	0.35%		725	17.30		12,545	0.00%	39.28%
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
2008	0.35%		201	14.10		2,833	0.88%	-31.16%
2007	0.35%		401	20.47		8,210	0.00%	-1.00%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
2008	0.35%		8,190	$11.10		$90,949	2.01%	-37.36%
2007	0.35%		12,552	17.73		222,529	1.80%	4.88%
2006	0.35%		5,123	16.90		86,593	2.22%	15.09%
2005	0.35%		1,279	14.69		18,783	1.60%	4.33%
2004	0.35%		1,286	14.08		18,103	3.39%	10.25%
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
2008	0.35% to	0.55%	64,436	11.33 to	11.20	727,577	1.99%	-29.80% to	-29.94%
2007	0.35% to	0.55%	65,645	16.15 to	15.98	1,057,056	1.93%	6.76% to	6.54%
2006	0.35% to	0.55%	115,323	15.12 to	15.00	1,740,931	1.52%	16.07% to	15.84%
2005	0.35% to	0.55%	125,771	13.03 to	12.95	1,635,800	0.02%	4.01% to	3.81%
2004	0.35% to	0.55%	69,765	12.53 to	12.47	873,149	2.99%	4.68% to	4.47%
Federated IS - Quality Bond Fund II - Primary Class (FQB)
2007	0.35%		3,069	12.10		37,134	4.31%	5.01%
2006	0.35%		2,661	11.52		30,660	0.00%	3.79%
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
2008	0.35% to	0.55%	2,112	10.75 to	10.62	22,660	1.73%	-42.90% to	-43.02%
2007	0.35% to	0.55%	3,112	18.83 to	18.63	58,436	2.24%	1.06% to	0.86%
2006	0.35% to	0.55%	1,813	18.63 to	18.47	33,701	3.10%	19.66% to	19.42%
2005	0.35% to	0.55%	1,877	15.57 to	15.47	29,174	1.55%	5.39% to	5.18%
2004	0.35% to	0.55%	2,060	14.77 to	14.71	30,399	0.00%	10.99% to	10.77%
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
2006	0.35%		505	14.93		7,539	0.15%	6.36%
2005	0.35% to	0.55%	1,084	14.04 to	13.95	15,128	0.88%	5.30% to	5.09%
2004	0.35% to	0.55%	67,988	13.33 to	13.27	905,459	0.06%	2.90% to	2.70%
Fidelity(R) VIP - Money Market Portfolio - Service Class 2 (FMMP2)
2008	0.35% to	0.55%	150,801	11.56 to	11.42	1,742,912	2.64%	2.41% to	2.21%
2007	0.35% to	0.55%	35,370	11.29 to	11.17	398,386	4.81%	4.55% to	4.34%
2006	0.35% to	0.55%	43,162	10.80 to	10.71	465,232	4.51%	4.26% to	4.06%
2005	0.35% to	0.55%	93,161	10.35 to	10.29	962,223	2.64%	2.43% to	2.22%
2004	0.35% to	0.55%	66,129	10.11 to	10.07	667,701	0.78%	0.60% to	0.40%
Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)
2006	0.35%		417	22.71		9,468	0.00%	17.54%
2004	0.35% to	0.55%	58,722	16.29 to	16.23	956,056	0.44%	13.09% to	12.86%
Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)
2008	0.35% to	0.55%	49,207	9.58 to	9.51	470,287	1.92%	-44.07% to	-44.19%
2007	0.35% to	0.55%	68,460	17.12 to	17.03	1,170,732	3.13%	16.81% to	16.58%
2006	0.35% to	0.55%	86,943	14.66 to	14.61	1,273,494	0.90%	17.54% to	17.30%
2005	0.35% to	0.55%	115,078	12.47 to	12.45	1,434,600	0.00%	24.71% to	24.54	% (a) (b)
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
2008	0.35% to	0.55%	33,484	12.80 to	12.65	428,672	4.04%	-42.81% to	-42.93%
2007	0.35% to	0.55%	4,789	22.39 to	22.16	107,157	1.00%	17.09% to	16.86%
2006	0.35%		3,357	19.12		64,190	2.07%	11.20%
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
2008	0.35%		5,139	11.74		60,310	4.14%	-3.68%
2007	0.35% to	0.55%	6,108	12.18 to	12.06	74,367	3.18%	3.84% to	3.64%
2006	0.35% to	0.55%	3,954	11.73 to	11.64	46,350	3.83%	3.94% to	3.73%
2005	0.35% to	0.55%	4,027	11.29 to	11.22	45,429	3.67%	1.72% to	1.52%
2004	0.35% to	0.55%	4,249	11.10 to	11.05	47,132	0.00%	3.95% to	3.75%
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
2008	0.35%		4,136	9.42		38,961	0.23%	-39.72%
2007	0.35%		9,427	15.63		147,317	0.71%	15.08%
2006	0.35%		4,658	13.58		63,252	0.39%	12.20%
Franklin Templeton VIP - Developing Markets Securities Fund - Class 2 (FTVDM2)
2008	0.35%		246	19.05		4,687	2.76%	-52.87%
2007	0.35% to	0.55%	336	40.43 to	40.01	13,548	1.96%	28.33% to	28.07%
2006	0.35% to	0.55%	446	31.50 to	31.24	14,027	0.94%	27.64% to	27.39%
2005	0.35% to	0.55%	357	24.68 to	24.52	8,797	3.16%	26.98% to	26.73%
2004	0.35% to	0.55%	11,584	19.44 to	19.35	225,024	0.44%	24.27% to	24.03%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)
2008	0.35%	to	0.55%	30,187	$9.87	to	9.80	$297,266	2.80%	-52.84%	to	-52.93%
2007	0.35%	to	0.55%	26,870	20.92	to	20.81	561,512	2.66%	28.24%	to	27.99%
2006	0.35%	to	0.55%	36,600	16.32	to	16.26	596,719	1.30%	27.72%	to	27.46%
2005	0.35%	to	0.55%	42,499	12.77	to	12.76	542,769	0.23%	27.75%	to	27.58%	(a	) (b)
Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)
2008	0.35%			1,201	14.26			17,129	2.36%	-40.59%
2007	0.35%			1,201	24.01			28,831	1.68%	15.05%
2006	0.35%			1,632	20.87			34,052	1.02%	21.02%
2005	0.35%	to	0.55%	1,203	17.24	to	17.13	20,741	2.96%	9.78%	to	9.56%
2004	0.35%	to	0.55%	51,811	15.70	to	15.64	813,015	1.16%	18.11%	to	17.88%
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
2008	0.35%	to	0.55%	33,624	9.31	to	9.25	312,548	2.50%	-40.60%	to	-40.72%
2007	0.35%	to	0.55%	39,230	15.68	to	15.60	614,506	1.93%	15.04%	to	14.81%
2006	0.35%	to	0.55%	51,256	13.63	to	13.59	698,219	1.77%	21.04%	to	20.79%
2005	0.35%	to	0.55%	104,626	11.26	to	11.25	1,177,894	0.32%	12.62%	to	12.47%	(a	) (b)
Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)
2008	0.35%			1,034	12.98			13,422	3.42%	5.83%
2007	0.35%	to	0.55%	3,741	12.27	to	12.20	45,747	0.00%	10.64%	to	10.42%
Franklin Templeton VIP - Growth Securities Fund - Class 2 (FTVGS2)
2008	0.35%			782	11.84			9,260	1.85%	-42.53%
2007	0.35%	to	0.55%	1,147	20.60	to	20.39	23,558	1.33%	1.99%	to	1.78%
2006	0.35%	to	0.55%	1,174	20.20	to	20.04	23,659	1.31%	21.38%	to	21.14%
2005	0.35%	to	0.55%	1,214	16.64	to	16.54	20,168	1.14%	8.48%	to	8.27%
2004	0.35%	to	0.55%	1,327	15.34	to	15.28	20,335	2.11%	15.62%	to	15.39%
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)
2008	0.35%			2,768	13.98			38,705	1.30%	-33.25%
2007	0.35%	to	0.55%	2,178	20.95	to	20.73	45,576	0.61%	-2.72%	to	-2.92%
2006	0.35%	to	0.55%	1,808	21.53	to	21.36	38,894	0.65%	16.57%	to	16.34%
2005	0.35%	to	0.55%	1,841	18.47	to	18.36	33,982	0.76%	8.39%	to	8.17%
2004	0.35%	to	0.55%	1,938	17.04	to	16.97	33,014	0.31%	23.31%	to	23.07%
Janus Aspen Series - Balanced Portfolio - Service Class (JABS)
2008	0.55%			813	13.04			10,603	1.76%	-16.52%
2007	0.55%			813	15.62			12,702	1.97%	9.68%
2004	0.35%			442	12.17			5,378	5.43%	7.91%
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
2008	0.35%	to	0.55%	9,948	12.48	to	12.33	123,792	0.01%	-44.50%	to	-44.62%
2007	0.35%	to	0.55%	66,715	22.49	to	22.26	1,496,414	0.21%	36.15%	to	35.88%
2006	0.35%	to	0.55%	104,890	16.52	to	16.38	1,729,252	0.15%	8.74%	to	8.52%
2005	0.35%	to	0.55%	103,685	15.19	to	15.09	1,572,270	0.00%	12.16%	to	11.94%
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
2008	0.35%			42,679	12.10			516,590	2.06%	-52.38%
2007	0.35%			3,985	25.42			101,284	0.46%	27.62%
2006	0.35%			2,733	19.92			54,429	1.41%	46.18%
Legg Mason Partners VET - Small Cap Growth Portfolio - Class I (SBVSG)
2008	0.35%			5,315	6.03			32,073	0.00%	-40.92%
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio - Class VC (LOVGI)
2008	0.35%			1,383	11.70			16,183	0.98%	-36.64%
2007	0.35%	to	0.55%	5,944	18.47	to	18.28	109,688	1.31%	3.07%	to	2.87%
2006	0.35%	to	0.55%	5,496	17.92	to	17.77	98,406	1.27%	16.86%	to	16.63%
2005	0.35%	to	0.55%	5,598	15.33	to	15.24	85,784	1.00%	2.89%	to	2.68%
2004	0.35%	to	0.55%	5,309	14.90	to	14.84	79,086	1.58%	12.26%	to	12.03%
Lord Abbett Series Fund, Inc. - Mid Cap Value Portfolio - Class VC (LOVMCV)
2008	0.35%	to	0.55%	1,646	11.76	to	11.62	19,356	1.21%	-39.57%	to	-39.69%
2007	0.35%	to	0.55%	29,559	19.46	to	19.26	573,831	0.51%	0.23%	to	0.02%
2006	0.35%	to	0.55%	36,785	19.41	to	19.25	712,925	0.54%	11.84%	to	11.62%
2005	0.35%	to	0.55%	33,604	17.36	to	17.25	582,637	0.58%	7.84%	to	7.63%
2004	0.35%	to	0.55%	18,301	16.10	to	16.03	294,445	0.48%	23.61%	to	23.36%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) VIT - Value Series - Service Class (MVFSC)
2008	0.35% to	0.55%	88,887	$13.23 to	13.06	$1,171,208	1.10%	-32.98% to		-33.11%
2007	0.35% to	0.55%	96,364	19.73 to	19.53	1,896,865	0.51%	7.21% to		7.00%
2006	0.35% to	0.55%	42,331	18.41 to	18.25	777,745	0.82%	20.08% to		19.84%
2005	0.35% to	0.55%	39,338	15.33 to	15.23	601,909	0.63%	6.09% to		5.88%
2004	0.35% to	0.55%	22,640	14.45 to	14.39	326,826	0.23%	14.42% to		14.19%
Neuberger Berman AMT - International Portfolio - Class S (AMINS)
2008	0.35% to	0.55%	57,596	7.92 to	7.86	454,975	0.00%	-46.62% to		-46.73%
2007	0.35% to	0.55%	78,383	14.83 to	14.75	1,161,152	1.68%	2.85% to		2.64%
2006	0.35% to	0.55%	73,940	14.42 to	14.37	1,065,565	0.11%	23.02% to		22.78%
2005	0.35% to	0.55%	27,390	11.72 to	11.71	321,010	0.23%	17.23% to	17.07	% (a) (b)
Neuberger Berman AMT - Mid Cap Growth Portfolio - I Class (AMCG)
2008	0.35% to	0.55%	17,972	12.94 to	12.78	231,694	0.00%	-43.57% to		-43.68%
Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS)
2007	0.35% to	0.55%	34,459	15.44 to	15.28	530,789	0.00%	0.16% to		-0.04%
2006	0.35% to	0.55%	36,324	15.42 to	15.29	558,975	0.00%	4.88% to		4.67%
2005	0.35% to	0.55%	35,403	14.70 to	14.61	519,447	0.00%	2.54% to		2.33%
2004	0.35% to	0.55%	20,482	14.34 to	14.27	293,372	0.00%	11.49% to		11.26%
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
2007	0.35% to	0.55%	97,629	17.49 to	17.31	1,702,920	0.25%	13.75% to		13.52%
2006	0.35% to	0.55%	128,591	15.38 to	15.25	1,973,440	0.35%	7.57% to		7.36%
2005	0.35% to	0.55%	130,109	14.29 to	14.20	1,856,447	0.84%	4.73% to		4.52%
2004	0.35% to	0.55%	76,917	13.65 to	13.59	1,048,831	0.14%	6.56% to		6.35%
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
2007	0.35%		4,115	14.95		61,527	1.21%	5.96%
2006	0.35%		3,486	14.11		49,189	0.81%	17.28%
2005	0.35%		212	12.03		2,551	0.00%	20.32%		(a) (b)
Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
2005	0.35%		1,241	19.24		23,872	0.96%	13.91%
2004	0.35%		1,241	16.89		20,957	0.00%	18.75%
Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)
2007	0.35%		493	9.64		4,752	0.00%	-3.62%		(a) (b)
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
2008	0.35%		1,634	3.27		5,338	7.21%	-78.75%
2007	0.35% to	0.55%	4,437	15.37 to	15.21	68,076	7.13%	-0.45% to		-0.65%
2006	0.35% to	0.55%	4,512	15.44 to	15.31	69,566	10.04%	9.04% to		8.82%
2005	0.35% to	0.55%	2,551	14.16 to	14.07	36,053	6.54%	1.96% to		1.75%
2004	0.35% to	0.55%	2,786	13.89 to	13.83	38,645	0.00%	8.59% to		8.37%
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
2008	0.35% to	0.55%	61,042	13.07 to	12.91	795,139	0.52%	-38.05% to		-38.17%
2007	0.35% to	0.55%	64,300	21.10 to	20.88	1,353,407	0.32%	-1.56% to		-1.76%
2006	0.35% to	0.55%	61,432	21.43 to	21.26	1,314,328	0.15%	14.60% to		14.37%
2005	0.35% to	0.55%	62,725	18.70 to	18.59	1,171,292	0.00%	9.54% to		9.32%
2004	0.35% to	0.55%	37,448	17.07 to	17.00	638,953	0.00%	19.00% to		18.76%
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
2006	0.35%		275	16.67		4,583	0.12%	14.62%
2005	0.35% to	0.55%	1,018	14.54 to	14.45	14,714	1.62%	5.61% to		5.39%
PIMCO VIT - High Yield Portfolio - Administrative Class (PMVHYA)
2008	0.35% to	0.55%	34,600	12.77 to	12.61	440,085	7.77%	-23.79% to		-23.95%
2007	0.35% to	0.55%	51,858	16.76 to	16.58	866,578	7.31%	3.15% to		2.95%
2006	0.35% to	0.55%	62,855	16.24 to	16.11	1,019,006	7.03%	8.69% to		8.47%
2005	0.35% to	0.55%	71,777	14.94 to	14.85	1,070,273	6.68%	3.75% to		3.54%
2004	0.35% to	0.55%	38,412	14.40 to	14.34	552,572	5.03%	9.14% to		8.92%
PIMCO VIT - Low Duration Portfolio - Administrative Class (PMVLDA)
2008	0.35% to	0.55%	135,038	11.58 to	11.44	1,557,799	3.93%	-0.80% to		-1.00%
2007	0.35% to	0.55%	125,556	11.67 to	11.55	1,462,001	4.63%	7.00% to		6.78%
2006	0.35% to	0.55%	139,944	10.91 to	10.82	1,524,158	4.28%	3.60% to		3.39%
2005	0.35% to	0.55%	153,951	10.53 to	10.47	1,617,887	3.86%	0.65% to		0.45%
2004	0.35% to	0.55%	135,231	10.46 to	10.42	1,413,258	0.50%	1.48% to		1.28%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO VIT - Total Return Portfolio - Administrative Class (PMVTRA)
2008	0.35% to 0.55%	211,839	$13.44	to	13.27	$2,837,620	4.54%	4.38%	to	4.17%
2007	0.35% to 0.55%	274,511	12.87	to	12.74	3,523,911	4.60%	8.36%	to	8.14%
2006	0.35% to 0.55%	260,016	11.88	to	11.78	3,082,824	4.41%	3.48%	to	3.28%
2005	0.35% to 0.55%	252,413	11.48	to	11.41	2,891,052	3.44%	2.07%	to	1.86%
2004	0.35% to 0.55%	73,293	11.25	to	11.20	823,162	1.27%	4.51%	to	4.30%
Putnam VT - Small Cap Value Fund - Class IB (PVTSCB)
2008	0.35%	202	11.78			2,379	1.46%	-39.57%
2007	0.35%	404	19.49			7,873	0.00%	-13.03%
T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)
2008	0.35% to 0.55%	143,629	7.88	to	7.82	1,129,047	0.06%	-42.85%	to	-42.97%
2007	0.35% to 0.55%	28,423	13.79	to	13.71	391,451	0.00%	12.09%	to	11.87%
T. Rowe Price Equity Income Portfolio - II (TREI2)
2008	0.35%	777	8.18			6,357	1.41%	-36.49%
2007	0.35%	7,451	12.88			95,982	1.57%	2.67%
2006	0.35%	5,209	12.55			65,358	1.24%	18.23%
Van Kampen LIT - Growth and Income Portfolio - Class I (ACGI)
2008	0.35% to 0.55%	36,764	13.12	to	12.96	480,728	2.17%	-32.27%	to	-32.41%
2007	0.35% to 0.55%	79,517	19.38	to	19.18	1,536,978	1.48%	2.44%	to	2.23%
2006	0.35% to 0.55%	72,151	18.92	to	18.76	1,362,295	1.15%	15.83%	to	15.60%
2005	0.35% to 0.55%	78,812	16.33	to	16.23	1,284,696	1.00%	9.60%	to	9.38%
2004	0.35% to 0.55%	46,642	14.90	to	14.84	694,313	0.42%	13.98%	to	13.75%
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
2008	0.35% to 0.55%	32,422	15.82	to	15.62	511,021	3.64%	-38.11%	to	-38.24%
2007	0.35% to 0.55%	40,037	25.56	to	25.30	1,020,786	1.14%	-17.36%	to	-17.53%
2006	0.35% to 0.55%	32,916	30.93	to	30.68	1,016,261	1.11%	37.56%	to	37.29%
2005	0.35% to 0.55%	41,247	22.48	to	22.34	925,804	1.33%	16.64%	to	16.41%
2004	0.35% to 0.55%	26,488	19.28	to	19.19	510,160	1.53%	35.92%	to	35.65%

2008	Contract owners’ equity					$16,108,189
2007	Contract owners’ equity					$25,581,573
2006	Contract owners’ equity					$24,711,133
2005	Contract owners’ equity					$23,564,680
2004	Contract owners’ equity					$12,799,996

*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contract holder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
(a) & (b)	Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-13:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-13 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009